                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Chesley, Taft & Associates, LLC
            ------------------------------------------
Address:    10 South LaSalle Street, Suite 3250
            ------------------------------------------
            Chicago, Illinois 60603
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number:    28-10082
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Faris F. Chesley
          --------------------------------------------
Title:    Manager
          --------------------------------------------
Phone:    312/873-1260
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Faris F. Chesley           Chicago, Illinois                May 10, 2002
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:  NONE

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                              -----------------------

Form 13F Information Table Entry Total:       96
                                              -----------------------

Form 13F Information Table Value Total:      $265537
                                              -----------------------
                                                    (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF             TITLE OF                   VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER               CLASS        CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

3M Company             COM         88579y101    574           4988    SH            Sole                        4688             300
AOL Time Warner Inc.   COM         00184A105   3166         133841    SH            Sole                        2477          131364
Abbott Labs            COM         002824100   4350          82707    SH            Sole                       75950            6757
Affiliated
Computer Services      COM         008190100   6042         107650    SH            Sole                       55750           51900
Altera Corp            COM         021441100   1380          63120    SH            Sole                       63120
American
International Group    COM         026874107   3165          43865    SH            Sole                       43440             425
Amgen                  COM         031162100   2958          49565    SH            Sole                       49265             300
Amli Residential
Properties Tr          COM         001735109    789          31300    SH            Sole                                       31300
Automated Data
Processing (cha        COM         053015103    765          13125    SH            Sole                       13125
BMC Software Inc.      COM         055921100    272          13975    SH            Sole                       13975
BP PLC ADR F
Sponsored ADR          COM         055622104    759          14299    SH            Sole                        5920            8379
Bankamerica Corp       COM         060505104    369           5425    SH            Sole                        3051            2374
Bank One Corp          COM         06423A103    947          22667    SH            Sole                                       22667
Baxter International
Inc.                   COM         071813109    304           5097    SH            Sole                        4097            1000
Becton Dickinson &     COM         075887109    241           6400    SH            Sole                        6400
Company
Bellsouth Corp Com     COM         079860102    347           9399    SH            Sole                        6283            3116
Brinker International
Inc.                   COM         109641100   3607         111275    SH            Sole                        2025          109250


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF             TITLE OF                   VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER               CLASS        CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Bristol Meyers
Squibb Co              COM         110122108     2393          59099    SH            Sole                    13810            45289
Calpine Corporation    COM         131347106      797          62740    SH            Sole                    62740
Cardinal Health        COM         14149Y108    11419         161081    SH            Sole                    68431            92650
Caremark RX Inc        COM         141705103     4739         243050    SH            Sole                                    243050
Cendant Corporation    COM         151313103     7826         407615    SH            Sole                   165015           242600
Century Telephone
Enterprises            COM         156700106      528          15528    SH            Sole                    15528
Certegy Inc.           COM         156880106     4738         119340    SH            Sole                                    119340
Cisco Systems          COM         17275R102     3541         209172    SH            Sole                   208572              600
Citigroup Inc.         COM         172967101    11098         224105    SH            Sole                    96016           128089
Coca-Cola Co           COM         191216100      684          13080    SH            Sole                    13070               10
Colgate Palmolive
Company                COM         194162103     3170          55470    SH            Sole                    55470
Commerce Bancshares    COM         200525103      269           6077    SH            Sole                                      6077
Consolidated-Tomoka
Land Co.               COM         210226106      521          24224    SH            Sole                                     24224
Davita Inc.            COM         23918K108      278          11000    SH            Sole                                     11000
Eli Lilly & Co.        COM         532457108      335           4400    SH            Sole                     2800             1600
Exxon Mobil Corp       COM         30231G102     7678         175192    SH            Sole                    84289            90903
Fifth Third Bancorp    COM         316773100      300           4457    SH            Sole                     1518             2939
First Data Corp        COM         319963104     3081          35315    SH            Sole                    35315
First Virginia Banks   COM         337477103      208           3875    SH            Sole                     3875
Fiserv Inc.            COM         337738108      881          19160    SH            Sole                    19160
Forest Labs Inc cl A   COM         345838106      212           2600    SH            Sole                     2600
General Electric Co.   COM         369604103     5802         154930    SH            Sole                   141744            13186

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                 TITLE OF                 VALUE       SHRS OR   SH/   PUT/    INVESTMENT     OTHER
 ISSUER                   CLASS         CUSIP     [x$1000]     PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Genesee & Wyoming, Inc.    COM         371559105      305      12875     SH               Sole                                12875
Genzyme Corp General       COM         372917104      247       5663     SH               Sole                   5663
Harley Davidson Inc.       COM         412822108     1868      33876     SH               Sole                  23030         10846
Home Depot Inc.            COM         437076102     3618      74428     SH               Sole                  74428
Household International
Inc.                       COM         441815107     7153     125924     SH               Sole                  18289        107635
Illinois Tool Works        COM         452308109     1562      21601     SH               Sole                  21401           200
IMS Health Incorporated    COM         449934108      248      11035     SH               Sole                                11035
Intel Corporation          COM         458140100     4575     149064     SH               Sole                 144914          5512
International Business
Machine                    COM         459200101     3290      31626     SH               Sole                  29380          2246
Interpublic Group
Companies                  COM         460690100      278       8100     SH               Sole                   8100
Johnson & Johnson          COM         478160104    18252     281020     SH               Sole                 105818        175202
Johnson Controls           COM         478366107     2173      24600     SH               Sole                  24175           425
Kimberly Clark
Corporation                COM         494368103      473       7320     SH               Sole                   7320
Kroger Co.                 COM         501044101      306      13800     SH               Sole                                13800
Laboratory Corp            COM         50540R409     5910      61650     SH               Sole                                61650
Liberty Media Corp-A       COM         530718105      425      33600     SH               Sole                  33600
Linear Technology Corp     COM         535678106     1034      23375     SH               Sole                  23375
MBNA Corp                  COM         552621100     4070     105526     SH               Sole                 105264           262
MGIC Investment Corp-Wisc  COM         552848103     8602     125696     SH               Sole                  22852        102844
Medtronic Inc.             COM         585055106     3923      86785     SH               Sole                  84325          2460
Mellon Financial Group     COM         58551A108     4742     122890     SH               Sole                               122890
Merck                      COM         589331107     1313      22805     SH               Sole                  19372          3433

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                 TITLE OF                 VALUE       SHRS OR   SH/   PUT/    INVESTMENT     OTHER
 ISSUER                   CLASS         CUSIP     [x$1000]     PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corporation      COM         594918104     8289     137435     SH               Sole                  69026          68409
Morgan Stanley Dean
Witter Dis                 COM         617446448      274       4774     SH               Sole                   4774
Northern Trust Company     COM         665859104     1281      21320     SH               Sole                  20320           1000
Nurses Network Com
Inc/Frmrly                 COM         670577105        0      34482     SH               Sole                                 34482
Omnicorn Group             COM         681919106     3564      37755     SH               Sole                  37355            400
Oracle Corp                COM         68389X105     1211      94590     SH               Sole                  94590
Oxford Health Plans        COM         691471106     1149      27500     SH               Sole                                 27500
Pepsico Inc.               COM         713448108     3606      70006     SH               Sole                  68656           1350
Performance Food Group
Company                    COM         713755106     6600     202067     SH               Sole                                202067
Pfizer, Inc.               COM         717081103    10611     265340     SH               Sole                 132054         135071
Philip Morris Companies    COM         718154157      360       6833     SH               Sole                   4833           2000
Plum Creek Timber
Company, Inc.              COM         729251108     1394      46920     SH               Sole                                 46920
Principal Financial Group  COM         74251v102     4242     167650     SH               Sole                                167650
Procter And Gamble         COM         742718109      549       6100     SH               Sole                   2600           3500
Royal Dutch Petroleum      COM         780257804      239       4400     SH               Sole                   1800           2600
SBC Communications Inc     COM         78387G103      808      21589     SH               Sole                  11084          10505
Safeway Inc.               COM         786514208     2501      55550     SH               Sole                                 55550
Sara Lee Corp.             COM         803111103      447      21517     SH               Sole                  18211           3306
Servicemaster Co. (The)    COM         81760N109      313      22800     SH               Sole                                 22800
Starbucks Corp             COM         855244109     5797     250620     SH               Sole                 250620
Sun Microsystems           COM         866810104     4417     500795     SH               Sole                 297907         202888
Sysco Corp                 COM         871829107     6876     230597     SH               Sole                  81530         149067

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1                 COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7   VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                 TITLE OF                 VALUE       SHRS OR    SH/   PUT/    INVESTMENT     OTHER
 ISSUER                   CLASS         CUSIP     [x$1000]     PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp      COM         88033G100     6241      93115     SH               Sole                  33225          59890
Vans Inc                   COM         921930103      118      10092     SH               Sole                                 10092
Verizon Communications     COM         92343V104      460      10068     SH               Sole                   7821           2247
Viad Corporation           COM         92552R109      202       7200     SH               Sole                                  7200
Vivus Inc.                 COM         928551100      266      30000     SH               Sole                                 30000
Wachovia Corp              COM         929903102      400      10800     SH               Sole                  10800
Wal Mart Stores, Inc.      COM         931142103     3444      56192     SH               Sole                  56192
Walgreen Company           COM         931422109     5510     140595     SH               Sole                  60386          80209
Walt Disney Productions    COM         254687106      230       9950     SH               Sole                   8950           1000
Wells Fargo & Co.          COM         949746101     5793     117271     SH               Sole                  34925          82346
William Wrigley Jr Co      COM         982526105      466       8733     SH               Sole                                  8733
Williams Companies         COM         969457100     1579      67039     SH               Sole                  67039
Wyeth\Frmrly American
Home Pro                   COM         983024100     1400      21322     SH               Sole                  13322           8000